Pension And Other Postretirement Benefits (Pension Accumulated Benefit Obligation) (Details) (Pension Benefits [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation, end of year	$ 42,565,247	$ 41,447,396